Statements of Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Statements of Consolidated Comprehensive Income [Abstract]
Net income	$ 344.9	$ 565.2	$ 544.2
Other comprehensive (loss) income:
Foreign currency translation adjustments	(34.0)	(29.8)	(5.5)
Cash flow hedging derivative activity, net of tax	(20.5)	26.5	8.0
Pension and other postretirement benefit plans activity, net of tax	(3.6)	29.4	2.9
Available-for-sale securities activity, net of tax	(0.1)	(1.1)	2.0
Total Other Comprehensive (Loss) Income	(58.2)	25.0	7.4
Comprehensive Income	$ 286.7	$ 590.2	$ 551.6